Other liabilities - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other liabilities [abstract]
Payments of lease liabilities, classified as financing activities	€ 290	€ 291	€ 296
Share buyback programme, liability	1,275	538
Dividend payables	€ 423	€ 0